CHURCH CAPITAL
                                INVESTMENT TRUST




April 2, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:    Church Capital Investment Trust
             File No. 333-124070


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Church Capital Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary


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